STOCKHOLDERS' EQUITY (Details Narrative 1) - USD ($)					9 Months Ended
		May 28, 2019	Nov. 26, 2018	Sep. 21, 2018	Jun. 30, 2019	Sep. 30, 2018
Number of common stock issue					12,701,266	7,407,254
Common stock, par value (in dollars per share)					$ 0.001	$ 0.001
Warrant Six [Member]
Warrant outstanding	[1]				134,000
Warrant exercise price (in dollars per share)					$ 6.04
Warrant Five [Member]
Warrant outstanding	[2]				1,675,000
Warrant exercise price (in dollars per share)					$ 5.25
Warrant Four [Member]
Warrant outstanding					2,539,061
Warrant exercise price (in dollars per share)					$ 5.25
Warrant Three [Member]
Warrant outstanding	[3]				1,050,000
Warrant exercise price (in dollars per share)					$ 2.34
Warrant One [Member]
Warrant outstanding	[4]				194,354
Warrant exercise price (in dollars per share)					$ 1.02
Warrant Two [Member]
Warrant outstanding	[5]				459,458
Warrant exercise price (in dollars per share)					$ 2.00
Second Purchase Agreement [Member] | Aspire Capital [Member]
Number of share issued or sold		2,776,491			1,134,671
Percentage of exercisable common stock		7.00%	20.00%
Amount of additional common stock issue					$ 8,100,000
Maximum amount of common stock issue					10,000,000
Remaining availability common stock issue					$ 5,400,000
Definitive Agreements [Member] | Private Placement [Member] | Directors And Management [Member]
Number of share issued or sold				459,458
Unit price (in dollars per share)				$ 1.85
Number of common stock issue				459,458
Description of stock unit term				Each unit consisting of one share of common stock and one common stock purchase warrant to purchase one share of Common Stock for $2.00 per share.
Common stock, par value (in dollars per share)				$ 2.00
Closing price (in dollars per share)				$ 1.72

[1]	As part of the underwritten public offering on July 19, 2017, the Company issued warrants to purchase 134,000 shares of common stock to the underwriters as part of the services performed by them in connection with the underwritten public offering.
[2]	On July 19, 2017, the Company issued 1,675,000 shares of Common Stock and accompanying Warrants to purchase up to 1,675,000 shares of Common Stock in connection with an underwritten public offering.
[3]	On March 29, 2018, the Company sold an aggregate of 1,050,000 units for $2.00 per Unit each consisting of one share of newly-designated Series A Preferred Stock, and one warrant in a private placement to three affiliates of the Company, for gross proceeds of $2.1 million. The private placement closed on March 29, 2018. The closing price per share of the Common Stock on the Nasdaq Stock Market on March 29, 2018 was $1.19 per share.
[4]	On May 28, 2019, the Company completed a direct offering of 2,776,491 shares of common stock to select investors. As part of the Fee Agreement, the Company agreed to pay the Placement Agent 194,354 warrants to purchase shares of common stock equal to 7.0% of the aggregate number of shares issued to Investors in the Offering.
[5]	On September 21, 2018, the Company entered into definitive agreements with George C. Carpenter IV, President and former Chief Executive Officer, Robin L. Smith, Chairman, as well as John Pappajohn, and Peter Unanue, each a director of the Company, and entities affiliated with Michal Votruba, a member of the Board of Directors of MYnd Analytics and Director of Life Sciences for the European-based RSJ-Gradus fund, relating to a private placement of an aggregate of 459,458 units for $1.85 per unit, with each unit consisting of one share of Common Stock and one Common Stock Purchase Warrant to purchase one share of Common Stock for $2.00 per share. The closing price per share of the Common Stock on the Nasdaq Stock Market on September 20, 2018 was $1.72 per share.